Share based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options
As at December 31, 2021 the Group had the following vested share options outstanding:

Vested outstanding share options	3,912,600
Weighted average exercise price	£0.01
Details of the share options are below:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2021	7,451,700	£0.01
Granted	3,237,000	£0.04
Exercised	(1,597,800)	£0.01
Forfeited/Replaced	(825,000)	£0.01
Options held as at December 31, 2021	8,265,900	£0.02

Exercisable as at December 31, 2021	3,912,600	£0.01

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following information is relevant to the determination of the fair value of the options issued during the period. The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.04
Expected life	6.0 years
Expected volatility	93.1%
Risk-free rate	0.89%
Expected dividend rate	—
Fair value	£4.72

Disclosure of number and weighted average exercise prices of other equity instruments	Details of the RSUs in existence during the year to December 31, 2021 are as follows:

Number of RSUs
RSUs held as at January 1, 2021	—
Granted	931,500
RSUs held as at December 31, 2021	931,500